License Agreements (Schedule of Future Minimum Royalty Payments) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
License Agreements [Abstract]
2016	$ 38
2017	338
2018	38
2019	113
2020	288
Total	$ 815